As filed with the Securities and Exchange Commission on September 22, 2017

1933 Act File No. 002-69565

1940 Act File No. 811-03101

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 89 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 89 ☒

CALVERT MANAGEMENT SERIES
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Ave NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

(202) 238-2200
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on October 23, 2017 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of new Effective Date for Previously Filed Post-Effective Amendment

This Post-Effective Amendment No. 89 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of designating October 23, 2017 as the new effective date for Post-Effective Amendment No. 87 filed pursuant to Rule 485(a)(1) under the 1933 Act on July 25, 2017 (Accession No. 0000940394-17-001487) (the “Amendment”).

This Post-Effective Amendment No. 89 incorporates by reference the information contained in Parts A and B of the Amendment.

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)

Amended and Restated Declaration of Trust of Calvert Management Series dated June 21, 2017 filed as Exhibit (a) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(b)

Amended and Restated By-Laws of Calvert Management Series adopted June 21, 2017 filed as Exhibit (b) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	(a)

Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed as Exhibit (d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

		(b)

Form of Amended Schedule A dated _______, 2017 to Investment Advisory Agreement dated December 31, 2016 filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 88 filed July 25, 2017 (Accession No. 0000940394-17-001492) and incorporated herein by reference.

	(2)

Form of Investment Advisory and Administrative Agreement between Calvert Management Series on behalf of Calvert Ultra-Short Income NextShares and Calvert Research and Management dated _______, 2017 filed as Exhibit (d)(2) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(e)	(1)	(a)

Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective December 31, 2016, filed as Exhibit (e) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Amended Schedule A dated _______, 2017 to Master Distribution Agreement effective December 31, 2016 to be filed by Amendment.
	(2)

Form of Distribution Agreement between each registered investment company listed on Exhibit A and Foreside Fund Services, LLC dated _______, 2017 filed as Exhibit (e)(2) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(f)

Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(g)

Master Custodian Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 50, as filed with the Securities and Exchange Commission on April 27, 2001 (Accession No. 0000930661-01-500295).

(h)	(1)	(a)

Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)

Form of Amended Schedule A dated _______, 2017 to Administrative Services Agreement dated December 31, 2016 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 88 filed July 25, 2017 (Accession No. 0000940394-17-001492) and incorporated herein by reference.

	(2)	(a)

Amended Master Transfer Agency and Service Agreement incorporated by reference to registrant’s Post-Effective Amendment No. 57 filed with the Securities and Exchange Commission on April 29, 2008 (Accession No. 0000319676-08-000004).

(b)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to registrant’s Post-Effective Amendment No. 66 filed with the Securities and Exchange Commission on April 29, 2013 Accession No. 0000319676-13-000003).

(c)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to registrant’s Post-Effective Amendment No. 77 filed with the Securities and Exchange Commission on April 28, 2016 (Accession No. 0000319676-16-000095).

(d)

Amendment to and Assignment of Master Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Social Investment Fund, Calvert Management Series, The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Variable Products, Inc., Calvert Variable Series, Inc. and Calvert World Values Fund, Inc. dated December 31, 2016 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

(3)

Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 31, 2016 filed as Exhibit (h)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(4)	(a)

Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Amended Schedule A dated _______, 2017 to Expense Reimbursement Agreement dated December 31, 2016 to be filed by Amendment.
(5)

Form of Authorized Participant Agreement dated _______, 2017 filed as Exhibit (h)(5) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(6)

Form of Operations Agreement dated _______, 2017 filed as Exhibit (h)(6) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated ________, 2017 to be filed by Amendment.
(m)	(1)	(a)

Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Amended Schedule A dated _________, 2017 to Master Distribution Plan for Class A shares adopted December 31, 2016 to be filed by Amendment.
	(2)	(a)

Master Distribution Plan for Class C shares filed as Exhibit (m)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Amended Schedule A dated ________, 2017 to Master Distribution Plan for Class C shares to be filed by Amendment.

(n)	(1)

Amended and Restated Rule 18f-3 Multiple Class Plan, effective September 26, 2016, incorporated by reference to Post-Effective Amendment No. 88 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) as filed with Securities and Exchange Commission on December 2, 2016 (Accession No. 0000319676-16-000245).

	(2)	Form of Amended and Restated Rule 18f-3 Multiple Class Plan effective ______, 2017 to be filed by Amendment.
(p)

Code of Ethics for the Calvert Funds and Calvert Research and Management, effective June 9, 2017 filed as Exhibit (p) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(q)	(1)

Power of Attorney for Registrant’s Trustees and Officers dated December 28, 2016 filed as Exhibit (q)(1) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

	(2)

Secretary’s Certificate dated January 26, 2017 filed as Exhibit (q)(2) to Post-Effective Amendment No. 83 filed April 28, 2017 (Accession No. 0000940394-17-001015) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article XI, Section 4 of the Registrant’s Declaration of Trust provides that the Registrant, out of the Registrant’s assets, shall indemnify every person who is or has been a Trustee, officer, employee or agent of the Registrant and every person who serves at the Registrant’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Registrant or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Registrant against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification shall be provided to any person hereunder against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

Article V, Section 1(t) of the Registrant’s Declaration of Trust, and Article IX, Section 3 of the Registrant’s By-Laws, provide that the Registrant’s Trustees are permitted to purchase insurance of any kind, including, without limitation, insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of such person’s status as such.

In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 28.

Item 31.

Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts.  Additional information as to CRM and the trustees and officers of CRM is included in

CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

Item 32.    Principal Underwriters

(a)	(1)

Registrant’s principal underwriter for its series Calvert Tax-Free Responsible Impact Bond Fund and Calvert Unconstrained Bond Fund is Eaton Vance Distributors, Inc. (“EVD”), a wholly-owned subsidiary of Eaton Vance Corp. EVD is also the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)	(1)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None

Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None
Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None
Brandon Fritz	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None

Suzanne Hingel	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
Robert Kuberski	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Scott Mackey	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None

Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Jason Newnham	Vice President	None
Paul Nicely	Vice President	None
Jeffrey Nizzardo	Vice President	None
Andrew Olig	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Lenore Reiner	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Russell Smith	Vice President	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None

Christopher Webber	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(a) (2)

Registrant’s principal underwriter for its series Calvert Ultra-Short Income NextShares is Foreside Fund Services, LLC (the “Distributor”).  Foreside Fund Services, LLC also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

ABS Long/Short Strategies Fund
Absolute Shares Trust
AdvisorShares Trust
American Beacon Funds
American Beacon Select Funds
Archstone Alternative Solutions Fund
Ark ETF Trust
Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
Bridgeway Funds, Inc.
Center Coast MLP & Infrastructure Fund
Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Context Capital Funds
CornerCap Group of Funds
Davis Fundamental ETF Trust
Direxion Shares ETF Trust
Eaton Vance NextShares Trust
Eaton Vance NextShares Trust II
EIP Investment Trust
Evanston Alternative Opportunities Fund
Exchange Listed Fund Trust (fka Exchange Traded Concepts Trust II)

FEG Absolute Access Fund I LLC
FlexShares Trust
Forum Funds
Forum Funds II
FQF Trust
Guiness Atkinson Funds
Henderson Global Funds
Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
Horizons ETF Trust
Horizons ETF Trust I (fka Becon Capital Series Trust)
Infinity Core Alternative Fund
Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC
John Hancock Exchange-Traded Fund Trust
Lyons Funds
Manor Investment Funds
Miller/Howard Funds Trust
Miller/Howard High Income Equity Fund
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
Montage Managers Trust
Palmer Square Opportunistic Income Fund
PENN Capital Funds
Performance Trust Mutual Funds, Series of Trust for Professional Managers
Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.
PMC Funds, Series of Trust for Professional Managers
Quaker Investment Trust
Ramius Archview Credit and Distressed Fund
Renaissance Capital Greenwich Funds
RMB Investors Trust (fka Burnham Investors Trust)
Robinson Opportunities Income Fund, Series of Investment Managers Series Trust
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
Salient MF Trust
SharesPost 100 Fund
Sound Shore Fund, Inc.
Steben Alternative Investment Funds
Steben Select Multi-Strategy Fund
Strategy Shares

The 504 Plan (fka The Pennant 504 Fund)
The Community Development Fund
Third Avenue Trust
Third Avenue Variable Series Trust
TIFF Investment Program
Turner Funds
U.S. Global Investors Funds
West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
Wintergreen Fund, Inc.
WisdomTree Trust

(b) (2)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer K. DiValerio	899 Cassalt Road, 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, Boston Financial Data Services, Inc. 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 1825 Connecticut Ave NW, Suite 400, Washington, DC 20009 and Eaton Vance Management, located at Two International Place, Boston, MA 02110.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on September 22, 2017.

CALVERT MANAGEMENT SERIES
By:	/s/ John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 22, 2017.

Signature	Title

/s/ John H. Streur*	President and Trustee
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Trustee	Miles D. Harper, III*	Trustee
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Trustee	Joy V. Jones*	Trustee
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Trustee	Anthony A. Williams*	Trustee
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Trustee
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)